DEPOSITS	12 Months Ended
Jun. 30, 2018
Deposits [Abstract]
DEPOSITS
12.	DEPOSITS

Retail deposit accounts are summarized as follows:

	2018		2017
	Amount	Percent of Portfolio	Amount	Percent of Portfolio

	(Dollars in Thousands)
Non-interest earning checking	$18,436	12.7%	$19,396	13.4%
Interest-earning checking	24,459	16.9	23,787	16.4
Savings accounts	44,727	30.8	45,524	31.3
Money market accounts	21,087	14.6	22,484	15.5
Savings certificates	34,376	23.7	32,313	22.2
Advance payments by borrowers for taxes and insurance	1,938	1.3	1,785	1.2

Total	$145,023	100.0%	$145,289	100.0%

The maturities of savings certificates at June 30, 2018, are summarized as follows:

(Dollars in Thousands)
Within one year	$27,812
Beyond one year but within two years	3,755
Beyond two years but within three years	1,459
Beyond three years but within four years	754
Beyond four years but within five years	176
Beyond five years	420

Total	$34,376

There were no savings certificates with balances of $250 thousand or more on June 30, 2018 and 2017. At June 30, 2018 and 2017, the Savings Bank had brokered CDs totaling $9.3 million and $5.7 million, respectively.

Interest expense by deposit category for the years ended June 30 is as follows:

	2018	2017	2016
	(Dollars in Thousands)
Interest-earning checking	$4	$4	$4
Savings accounts	17	20	22
Money market accounts	20	21	22
Savings certificates	365	200	162

Total	$406	$245	$210